Offerings - Offering: 1	Oct. 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00001 per share
Amount Registered | shares	291,203
Proposed Maximum Offering Price per Unit	19.08
Maximum Aggregate Offering Price	$ 5,556,153.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 767.30
Offering Note	Note 1(a): Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities to be offered or issued from stock splits, stock dividends or similar transactions. Note 1(b): This Registration Statement on Form S-3 registers 291,203 shares of Rocket Companies, Inc.'s ("Rocket") common stock, par value $0.00001 (the "Rocket Common Stock") issuable to former service providers of Mr. Cooper Group Inc. ("Mr. Cooper") who were granted certain awards of restricted stock units ("Former Employee RSUs") of Mr. Cooper prior to the consummation of the transactions pursuant to the Agreement and Plan of Merger, dated as of March 31, 2025, by and among Rocket, Mr. Cooper, Maverick Merger Sub, Inc. and Maverick Merger Sub 2, LLC (such transactions, the "Mr. Cooper Acquisition"), in accordance with which Rocket acquired Mr. Cooper. In connection with the Mr. Cooper Acquisition, Rocket assumed the Former Employee RSUs. Note 1(c): Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per share was determined based on the average of the high and low prices of Rocket Common Stock reported by the New York Stock Exchange on September 25, 2025.